TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade payables	€ 31,812	€ 23,791	€ 19,687
Customer online wallets	7,582	7,034	4,900
Other current liabilities	6,856	7,685	3,211
Accruals	750		826
Total	47,000	38,510
Trade payables related parties	€ 9,670	6,497	3,729
Total		€ 38,510	€ 28,624